Assets and Liabilities for insurance and reinsurance contracts - Summary of caption is comprised (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	S/ (40,104)	S/ 0
Liabilities	13,058,772	12,522,352
Net	13,018,668	12,522,352
Total insurance contracts issued and reinsurance contracts held assets	(57,182)	(18,602)
Total insurance contracts issued and reinsurance contracts held liabilities	13,063,254	12,524,320
Total insurance contracts issued and reinsurance contracts held net	13,006,072	12,505,718
Liability for remaining coverage [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Net	12,027,699	11,593,754	S/ 11,301,149
Reinsurance contracts held [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	(17,078)	(18,602)
Liabilities	4,482	1,968
Net	(12,596)	(16,634)
Insurance contracts issued [member] | Liability for remaining coverage [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	(40,104)	0
Liabilities	12,744,701	12,335,922
Net	12,704,597	12,335,922
Insurance contracts issued [member] | Liability for incurred claims [member]
Disclosure Of Reconciliation Of Changes Of Assets And Liabilities For Insurance Reinsurance Contracts [Line Items]
Assets	(0)	0
Liabilities	314,071	186,430
Net	S/ 314,071	S/ 186,430